Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP WRPSP
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
The following are the more significant accounting policies followed by the Plan:
(a)    Basis of Accounting and Use of Estimates
The financial statements of the Plan are prepared under the accrual method of accounting. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires the Plan to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, as well as disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates and assumptions.
(b)    Investment Valuation and Income Recognition
The Plan’s investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. For additional information, refer to Note 6, Fair Value Measurement of Investments.
Purchases and sales of investments are recorded on a trade date basis. Investment purchases that have not been settled as of year-end are recorded as a liability. Realized gains and losses are based on an average cost basis and are included in net appreciation (depreciation) in fair value of investments. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.
Investment management fees, including brokerage fees and commissions on the purchase and sale of securities and other related portfolio management expenses, are paid from assets of, and applied against the investment performance of, the respective investment funds.
Each Participant is entitled to exercise voting rights attributable to the shares of the W. R. Berkley Corporation Common Stock Fund (“Company Common Stock Fund”) allocated to his or her Account and is notified by the Trustee prior to the time that such rights are to be exercised. The Trustee is permitted to vote any allocated shares for which instructions have not been given by a Participant in the same proportion as those allocated shares for which instructions were given by Participants.
(c) Cash and Cash Equivalents
The Plan considers all highly liquid investments with a maturity of three months or less to be cash equivalents. Cash and cash equivalents include $3,291,585 and $3,231,317 of money market mutual funds with an initial term of less than three months at December 31, 2025 and 2024.
(d)    Payment of Benefits
Benefit payments are recorded when paid.